Net Loss Per Share of Common Stock - Summary of earning per share basic and diluted reconciliation (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations	$ 203,100	$ 23,100	$ 47,700	$ 60,000
Net loss available to common stockholders	$ (204,141)	$ 5,277	$ (19,535)	$ (66,145)
Basic and diluted net loss per share - continuing operations		$ 0.37	$ 0.32	$ (0.23)
Basic and diluted net income/(loss) per share - discontinued operations	$ (0.69)	0.06	(0.23)	(2.46)
Basic and diluted net income/loss per share	$ (0.69)	$ (0.31)	$ (0.55)	$ (2.23)
Blacksky Technology [Member]
Income (Loss) from Continuing Operations	$ (203,119)	$ (23,683)	$ (47,720)	$ (59,985)
Income/(loss) from discontinued operations	(1,022)	28,960	28,185	(6,160)
Net loss available to common stockholders	$ (204,141)	$ 5,277	$ (19,535)	$ (66,145)
Basic and diluted net loss per share - continuing operations	$ (0.69)	$ (0.31)	$ (0.55)	$ (2.23)
Basic and diluted net income/(loss) per share - discontinued operations		0.37	0.32	(0.23)
Basic and diluted net income/loss per share	$ (0.69)	$ 0.06	$ (0.23)	$ (2.46)
Shares used in computation of basic and diluted net income/(loss) per share	294,224	77,371	87,479	26,942